Summary of Significant Accounting Policies - Property, plant and equipment (Details)	12 Months Ended
Jun. 30, 2024
Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate, property, plant and equipment	10.00%
Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate, property, plant and equipment	50.00%